Cover	Nov. 01, 2024
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	Aclarion, Inc.
Entity Central Index Key	0001635077
Entity Tax Identification Number	47-3324725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8181 Arista Place
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	(833)
Local Phone Number	275-2266
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false